5. DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Measurement Input Price Volatility [Member]
Fair value assumptions for derviative liabilities	411.10%	425.91%	557.60%
Measurement Input Expected Term [Member]
Fair value assumptions for derviative liabilities	0.33 to 3.12 years	0.18 to 4.38 years	0.04 to 3 years
Measurement Input Risk Free Interest Rate [Member]
Fair value assumptions for derviative liabilities	0.20% - 0.67%	1.37% - 1.58%	1.86% - 1.96%
Measurement Input Expected Dividend Rate [Member]
Fair value assumptions for derviative liabilities	0.00%	0.00%	0.00%